Leases (Tables) - Hman Group holdings Inc and subsidiaries	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Lessee, Lease, Description [Line Items]
Schedule of components of operating and finance lease cost

	Thirteen Weeks	Thirteen Weeks
	Ended	Ended
	March 27, 2021	March 28, 2020
Operating lease cost	$5,094	$4,747
Short term lease costs	887	520
Variable lease costs	303	181
Finance lease cost:
Amortization of right of use assets	215	202
Interest on lease liabilities	34	36

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Operating lease cost	$19,189	$19,456
Short term lease costs	2,404	2,587
Variable lease costs	898	2,731
Finance lease cost:
Amortization of right of use assets	813	616
Interest on lease liabilities	143	115

Schedule of weighted average remaining lease term and discount rates

	March 27, 2021		December 26, 2020
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
Weighted average remaining lease term	7.15	2.44	7.19	2.61
Weighted average discount rate	8.70%	7.14%	8.28%	7.14%

	December 26, 2020		December 28, 2019
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases(1)	Leases
Weighted average remaining lease term	7.19	2.61	7.88	3.46
Weighted average discount rate	8.28%	7.14%	7.81%	6.49%

Upon adoption of the new lease standard, discount rates used for existing operating leases were established on December 30, 2018.

Schedule of supplemental balance sheet information related to finance leases

	March 27, 2021	December 26, 2020
Finance lease assets, net, included in property plant and equipment	$1,727	$1,919
Current portion of long-term debt	833	872
Long-term debt, less current portion	1,005	1,172
Total principal payable on finance leases	$1,838	$2,044

	December 26,	December 28,
	2020	2019
Finance lease assets, net, included in property plant and equipment	$1,919	$2,101
Current portion of long-term debt	872	749
Long-term debt, less current portion	1,172	1,526
Total principal payable on finance leases	$2,044	$2,275

Schedule of supplemental cash flow information

	Thirteen Weeks	Thirteen Weeks
	Ended	Ended
	March 27, 2021	March 28, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$4,907	$4,621
Operating cash outflow from finance leases	35	36
Financing cash outflow from finance leases	227	206

	Year Ended	Year Ended
	December 26,	December 28,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	$18,641	$18,668
Operating cash outflow from finance leases	143	104
Financing cash outflow from finance leases	836	683

Schedule of maturities of lease liabilities

	Operating	Finance
	Leases	Leases
Less than one year	$18,006	$941
1 to 2 years	16,093	646
2 to 3 years	13,982	387
3 to 4 years	13,711	40
4 to 5 years	13,018	—
After 5 years	35,646	—
Total future minimum rental commitments	110,456	2,014
Less – amounts representing interest	(28,509)	(176)
Present value of lease liabilities	$81,947	$1,838

	Operating	Finance
	Leases	Leases
Less than one year	$18,259	$993
1 to 2 years	15,919	708
2 to 3 years	13,656	421
3 to 4 years	13,065	129
4 to 5 years	11,928	—
After 5 years	35,342	—
Total future minimum rental commitments	108,169	2,251
Less – amounts representing interest	(27,067)	(207)
Present value of lease liabilities	$81,102	$2,044